Convertible Debt (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended
	Aug. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2012 June 2012 Convertible Notes [Member]	Jun. 30, 2012 June 2012 Convertible Notes [Member]
Debt Instrument [Line Items]
Interest rate on outstanding term loan							8.00%
Loan maturity date							Oct. 31, 2012
Proceeds from convertible notes payable	$ 1,750,000	$ 1,750,000	$ 750,000				$ 750,000
Amount of note and accrued interest converted						12,132
Convertible note conversion, shares issued						457,872
Redemption of beneficial conversion feature of convertible loan		$ (480,000)	$ (254,000)	$ (254,000)		$ 254,000
Conversion price						$ 1.66
Conversion price percentage of the price per share						75.00%